4. ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses Tables
Schedule of accrued expenses
	December 31, 2012	March 11, 2011 through December 31, 2011
Compensation related costs	$1,022,716	$-
Consulting fees	679,800	169,721
Legal fees	563,380	-
Finders’ fee liability	100,000	-
Interest	90,650	-
Other	11,250	-
	$2,467,796	$169,721